Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share [Line Items]
Allocation of net income (loss) – Basic and diluted	$ (884,261)	$ 989,866	$ (1,958,350)	$ 4,446,723	$ 6,825,686	$ 1,834,962
Basic and diluted weighted average ordinary shares outstanding	2,722,722	29,550,000	5,632,404	29,550,000
Basic and diluted net income (loss) per ordinary share	$ (0.32)	$ 0.03	$ (0.35)	$ 0.15	$ 0.23	$ 0.07
Class B
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share [Line Items]
Allocation of net income (loss) – Basic and diluted	$ (2,334,291)	$ 240,767	$ (2,499,046)	$ 1,081,585	$ 1,660,224	$ 483,616
Basic and diluted weighted average ordinary shares outstanding	7,187,500	7,187,500	7,187,500	7,187,500
Basic and diluted net income (loss) per ordinary share	$ (0.32)	$ 0.03	$ (0.35)	$ 0.15	$ 0.23	$ 0.07